Related Party Transactions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Related Party Transaction [Line Items]
Purchases of property, plant and equipment	¥ 434,919	¥ 493,189	¥ 498,668
Percentage of ownership in NTT Finance	100.00%
Bailment in Cash and cash equivalents	¥ 206,321	11,930
Bailment in Short term investments		240,000
Bailment in Cash and cash equivalents, Short term investments and Other assets		¥ 251,930
Contracts Average interest rate	0.04%	0.10%
Average balance of contracts of bailment expired	¥ 323,467	¥ 111,077	99,206
Interest income derived from contracts	388	589	796
Amount of transactions with related party	4,163,618	3,862,878	3,717,135
Amount of selling, general and administrative expenses resulting from transactions with related party	62,305	67,327	64,789
Other receivables, net	¥ 283,274	259,218	248,732
NTT Docomo
Related Party Transaction [Line Items]
Percentage of voting interest	2.92%
Credit Card Transactions | Sumitomo Mitsui Card Company, Limited
Related Party Transaction [Line Items]
Amounts of payables related to transactions	¥ 80,169	65,620
Commissions	23,777	21,655	20,532
Amounts of receivables related to the transactions	1,156	957
Related parties
Related Party Transaction [Line Items]
Purchases of property, plant and equipment	¥ 59,049	¥ 59,925	¥ 75,768
Maximum
Related Party Transaction [Line Items]
Contracts remaining terms to maturity	3 months	1 year